Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (261,565)	$ (154,420)	$ (400,232)	$ (414,045)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Investment income earned on investments held in Trust Account	(110,535)	(115,413)	(1,824,459)	4,133
Changes in operating assets and liabilities:
Prepaid expenses	20,408	76,225	294,898	(277,806)
Accrued expenses	283,189	39,486	850,788	14,850
Accrued expenses - related parties	15,000	(15,000)	(15,000)	(25,000)
Taxes payable			57,569
Net cash (used in) operating activities	(53,503)	(169,122)	(1,036,436)	(697,868)
Cash flows from investing activities:
Distribution for taxes payments			754,873
Cash released from trust account			121,034,650
Investment of cash in Trust Account	(200,000)		(1,365,000)	(127,765,000)
Net cash provided by (used in) investing activities	(200,000)		120,424,523	(127,765,000)
Cash flows from financing activities:
Proceeds from extension loan – related parties	200,000		1,365,000
Cash used for common stock redemption			(121,034,650)
Proceeds from sale of Units, net of underwriting discounts paid				123,970,000
Proceeds from sale of Private Placement Units				5,195,000
Payment of offering costs				(325,000)
Due to related party				(100)
Net cash provided by (used in) financing activities	200,000		(119,669,650)	128,839,900
Net increase/(decrease) in cash and cash equivalents	(53,503)	(169,122)	(281,563)	377,032
Cash and cash equivalents at the beginning of the period	595,536	877,099	877,099	500,067
Cash and cash equivalents at the end of the period	542,033	707,977	595,536	877,099
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial classification of common stock subject to possible redemption				127,765,000
Deferred underwriting fee payable				4,427,500
Additional shares issued to sponsor due to upsize of IPO				28
Reclassification of Class A common stock			316
Remeasurement for Class A common stock subject to possible redemption	$ 310,535		$ 2,264,084